22. Equity (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Treasury Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.08%	0.26%
Fundo Volluto [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	61.19%	61.28%
Delta Air Lines Inc. [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	9.47%	9.48%
Airfrance - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	1.22%	1.22%
Other [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.71%	0.65%
Free Float [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	27.33%	27.11%
Common Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Common Shares [Member] | Treasury Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Fundo Volluto [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Common Shares [Member] | Delta Air Lines Inc. [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Airfrance - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Other [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Common Shares [Member] | Free Float [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.00%	0.00%
Preference Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Preference Shares [Member] | Treasury Shares [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.10%	0.44%
Preference Shares [Member] | Fundo Volluto [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	49.25%	33.88%
Preference Shares [Member] | Delta Air Lines Inc. [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	12.38%	16.19%
Preference Shares [Member] | Airfrance - KLM [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	1.60%	2.09%
Preference Shares [Member] | Other [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	0.93%	1.11%
Preference Shares [Member] | Free Float [Member]
DisclosureOfEquityLineItems [Line Items]
Percentage of shares held	35.74%	46.29%